Note 10 - Summary of Stock Options (Details) - Valuation Assumptions for Stock Options	9 Months Ended	12 Months Ended	9 Months Ended		12 Months Ended		99 Months Ended
	Sep. 30, 2014	Dec. 30, 2013	Sep. 30, 2014 Employee Stock Option [Member]	Sep. 30, 2013 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 Employee Stock Option [Member]
Note 10 - Summary of Stock Options (Details) - Valuation Assumptions for Stock Options [Line Items]
Expected term (in years)			5 years	5 years	5 years	5 years
Average volatility			61.00%	67.00%
Risk-free interest rate			1.80%	0.87%	0.84%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%